Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222698
Average Annual Return [Line Items]
Average Annual Return, Percent	28.28%	9.90%
Without Sales Load [Member] | C000222699
Average Annual Return [Line Items]
Average Annual Return, Percent	28.44%	10.11%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.80%	10.36%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.80%	10.36%